Capital and Reserves - Schedule of Capital, Reserves (Parentheticals) (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Ordinary Shares Nominal Value [member] | Common Shares [Member]
Schedule of Capital, Reserves and Warrants [Line Items]
Common shares with a nominal value	$ 0.002	$ 0.002